AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 105.1%
	ADVERTISING — 1.6%
6,105	Omnicom Group, Inc.[1]	$497,985
	AEROSPACE/DEFENSE — 4.0%
1,777	General Dynamics Corp.[1]	440,892
1,826	L3Harris Technologies, Inc.[1]	380,191
916	Lockheed Martin Corp.[1]	445,625
		1,266,708
	AGRICULTURE — 2.9%
9,653	Altria Group, Inc.[1]	441,239
4,868	Philip Morris International, Inc.[1]	492,690
		933,929
	BEVERAGES — 4.2%
6,614	Brown-Forman Corp. - Class B1	434,407
7,473	Coca-Cola Co.[1]	475,358
2,469	PepsiCo, Inc.[1]	446,050
		1,355,815
	BIOTECHNOLOGY — 6.9%
1,654	Amgen, Inc.[1]	434,407
1,573	Biogen, Inc.*,1	435,595
5,643	Gilead Sciences, Inc.[1]	484,451
591	Regeneron Pharmaceuticals, Inc.*,1	426,401
1,429	Vertex Pharmaceuticals, Inc.*,1	412,667
		2,193,521
	COMMERCIAL SERVICES — 2.9%
1,839	MarketAxess Holdings, Inc.[1]	512,879
2,451	Verisk Analytics, Inc. - Class A1	432,405
		945,284
	COMPUTERS — 2.8%
3,243	International Business Machines Corp.[1]	456,906
4,286	Leidos Holdings, Inc.[1]	450,845
		907,751
	COSMETICS/PERSONAL CARE — 3.1%
6,040	Colgate-Palmolive Co.[1]	475,892
3,318	Procter & Gamble Co.[1]	502,876
		978,768
	DIVERSIFIED FINANCIAL SERVICES — 1.3%
2,574	CME Group, Inc.[1]	432,844

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRIC — 1.0%
10,084	NRG Energy, Inc.[1]	$320,873
	ENVIRONMENTAL CONTROL — 2.8%
3,386	Republic Services, Inc.[1]	436,760
2,848	Waste Management, Inc.[1]	446,794
		883,554
	FOOD — 11.2%
8,436	Campbell Soup Co.[1]	478,743
12,214	Conagra Brands, Inc.[1]	472,682
5,504	General Mills, Inc.[1]	461,510
1,871	Hershey Co.[1]	433,267
9,598	Hormel Foods Corp.[1]	437,189
5,841	Kellogg Co.[1]	416,113
5,659	McCormick & Co., Inc.[1]	469,075
6,546	Tyson Foods, Inc. - Class A1	407,488
		3,576,067
	HEALTHCARE-PRODUCTS — 2.9%
1,756	Danaher Corp.[1]	466,078
863	Thermo Fisher Scientific, Inc.[1]	475,245
		941,323
	HEALTHCARE-SERVICES — 4.0%
5,199	Centene Corp.*,1	426,370
1,257	Molina Healthcare, Inc.*,1	415,086
816	UnitedHealth Group, Inc.[1]	432,627
		1,274,083
	HOUSEHOLD PRODUCTS/WARES — 4.4%
5,996	Church & Dwight Co., Inc.[1]	483,337
3,051	Clorox Co.[1]	428,147
3,592	Kimberly-Clark Corp.[1]	487,614
		1,399,098
	INSURANCE — 14.2%
1,564	Aon PLC - Class A1	469,419
2,362	Arthur J. Gallagher & Co.[1]	445,331
3,296	Assurant, Inc.[1]	412,198
7,595	Brown & Brown, Inc.[1]	432,687
3,886	Globe Life, Inc.[1]	468,457
6,087	Hartford Financial Services Group, Inc.[1]	461,577
7,839	Loews Corp.[1]	457,249
2,752	Marsh & McLennan Cos., Inc.[1]	455,401
2,402	Travelers Cos., Inc.[1]	450,351

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INSURANCE (Continued)
2,039	Willis Towers Watson PLC[1]	$498,699
		4,551,369
	MEDIA — 2.7%
1,046	FactSet Research Systems, Inc.[1]	419,666
14,839	Fox Corp. - Class A1	450,660
		870,326
	OIL & GAS — 1.1%
14,261	Coterra Energy, Inc.[1]	350,393
	PACKAGING & CONTAINERS — 1.5%
3,729	Packaging Corp. of America[1]	476,976
	PHARMACEUTICALS — 11.7%
3,072	AbbVie, Inc.[1]	496,466
1,382	Cigna Corp.[1]	457,912
4,743	CVS Health Corp.[1]	442,000
2,604	Johnson & Johnson[1]	459,997
1,161	McKesson Corp.[1]	435,514
4,480	Merck & Co., Inc.[1]	497,056
16,984	Organon & Co.[1]	474,363
9,334	Pfizer, Inc.[1]	478,274
		3,741,582
	REITS — 1.3%
1,449	Public Storage - REIT[1]	405,995
	RETAIL — 9.8%
175	AutoZone, Inc.*,1	431,582
887	Costco Wholesale Corp.[1]	404,916
1,761	Dollar General Corp.[1]	433,646
1,341	Domino's Pizza, Inc.[1]	464,522
1,647	McDonald's Corp.[1]	434,034
5,115	Starbucks Corp.[1]	507,408
2,037	Tractor Supply Co.[1]	458,264
		3,134,372
	SOFTWARE — 3.9%
5,067	Akamai Technologies, Inc.*,1	427,148
3,528	Electronic Arts, Inc.[1]	431,051
2,222	Jack Henry & Associates, Inc.[1]	390,095
		1,248,294

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS — 2.9%
24,232	AT&T, Inc.[1]	$446,111
11,870	Verizon Communications, Inc.[1]	467,678
		913,789
	TOTAL COMMON STOCKS
	(Cost $31,513,484)	33,600,699

Principal Amount
	SHORT-TERM INVESTMENTS — 3.7%
$1,165,310	UMB Bank Demand Deposit, 0.01%[2]	1,165,310
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,165,310)	1,165,310
	TOTAL INVESTMENTS — 108.8%
	(Cost $32,678,794)	34,766,009
	Liabilities in Excess of Other Assets — (8.8)%	(2,801,874)
	TOTAL NET ASSETS — 100.0%	$31,964,135

Number of Shares
	SECURITIES SOLD SHORT — (76.1)%
	COMMON STOCKS — (76.1)%
	ADVERTISING — (0.6)%
(5,293)	Interpublic Group of Cos., Inc.	(176,310)
	AEROSPACE/DEFENSE — (1.0)%
(294)	Northrop Grumman Corp.	(160,410)
(1,660)	Raytheon Technologies Corp.	(167,527)
		(327,937)
	AGRICULTURE — (0.5)%
(1,639)	Archer-Daniels-Midland Co.	(152,181)
	APPAREL — (0.6)%
(1,705)	Ralph Lauren Corp.	(180,167)
	AUTO MANUFACTURERS — (0.9)%
(646)	Cummins, Inc.	(156,519)
(11,939)	Ford Motor Co.	(138,851)
		(295,370)
	AUTO PARTS & EQUIPMENT — (0.5)%
(4,221)	BorgWarner, Inc.	(169,895)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	BANKS — (0.4)%
(938)	M&T Bank Corp.	$(136,066)
	BIOTECHNOLOGY — (0.9)%
(2,390)	Corteva, Inc.	(140,484)
(710)	Illumina, Inc.*	(143,562)
		(284,046)
	BUILDING MATERIALS — (2.1)%
(2,741)	Johnson Controls International PLC	(175,424)
(478)	Martin Marietta Materials, Inc.	(161,550)
(1,673)	Mohawk Industries, Inc.*	(171,014)
(973)	Vulcan Materials Co.	(170,382)
		(678,370)
	CHEMICALS — (4.4)%
(632)	Air Products and Chemicals, Inc.	(194,820)
(2,730)	DuPont de Nemours, Inc.	(187,360)
(1,108)	Ecolab, Inc.	(161,280)
(1,342)	FMC Corp.	(167,482)
(1,647)	International Flavors & Fragrances, Inc.	(172,672)
(532)	Linde PLC	(173,528)
(1,396)	PPG Industries, Inc.	(175,533)
(713)	Sherwin-Williams Co.	(169,216)
		(1,401,891)
	COMMERCIAL SERVICES — (1.9)%
(655)	Automatic Data Processing, Inc.	(156,453)
(1,928)	CoStar Group, Inc.*	(148,996)
(1,384)	Global Payments, Inc.	(137,459)
(1,108)	Quanta Services, Inc.	(157,890)
		(600,798)
	DIVERSIFIED FINANCIAL SERVICES — (1.5)%
(1,073)	American Express Co.	(158,536)
(1,983)	Charles Schwab Corp.	(165,105)
(1,338)	Raymond James Financial, Inc.	(142,965)
		(466,606)
	ELECTRIC — (13.7)%
(5,998)	AES Corp.	(172,503)
(3,037)	Alliant Energy Corp.	(167,673)
(1,946)	Ameren Corp.	(173,038)
(1,793)	American Electric Power Co., Inc.	(170,245)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ELECTRIC (Continued)
(5,560)	CenterPoint Energy, Inc.	$(166,745)
(2,776)	CMS Energy Corp.	(175,804)
(1,812)	Consolidated Edison, Inc.	(172,702)
(1,668)	Constellation Energy Corp.	(143,798)
(2,269)	Dominion Energy, Inc.	(139,135)
(1,410)	DTE Energy Co.	(165,717)
(1,700)	Duke Energy Corp.	(175,083)
(2,642)	Edison International	(168,084)
(1,480)	Entergy Corp.	(166,500)
(2,595)	Evergy, Inc.	(163,303)
(2,075)	Eversource Energy	(173,968)
(4,101)	Exelon Corp.	(177,286)
(4,171)	FirstEnergy Corp.	(174,932)
(2,048)	NextEra Energy, Inc.	(171,213)
(10,528)	PG&E Corp.*	(171,185)
(2,342)	Pinnacle West Capital Corp.	(178,086)
(5,982)	PPL Corp.	(174,794)
(2,853)	Public Service Enterprise Group, Inc.	(174,803)
(1,050)	Sempra Energy	(162,267)
(2,418)	Southern Co.	(172,669)
(1,735)	WEC Energy Group, Inc.	(162,674)
(2,432)	Xcel Energy, Inc.	(170,508)
		(4,384,715)
	ENERGY-ALTERNATE SOURCES — (0.6)%
(685)	SolarEdge Technologies, Inc.*	(194,040)
	ENGINEERING & CONSTRUCTION — (0.5)%
(1,387)	Jacobs Solutions, Inc.	(166,537)
	FOOD — (2.5)%
(1,057)	J M Smucker Co.	(167,492)
(3,376)	Kroger Co.	(150,502)
(1,830)	Lamb Weston Holdings, Inc.	(163,529)
(2,568)	Mondelez International, Inc. - Class A	(171,157)
(1,888)	Sysco Corp.	(144,338)
		(797,018)
	FOREST PRODUCTS & PAPER — (0.5)%
(4,793)	International Paper Co.	(165,982)
	GAS — (1.1)%
(1,493)	Atmos Energy Corp.	(167,321)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	GAS (Continued)
(6,172)	NiSource, Inc.	$(169,236)
		(336,557)
	HAND/MACHINE TOOLS — (0.5)%
(2,048)	Stanley Black & Decker, Inc.	(153,846)
	HEALTHCARE-PRODUCTS — (5.3)%
(1,603)	Abbott Laboratories	(175,993)
(2,934)	Baxter International, Inc.	(149,546)
(3,734)	Boston Scientific Corp.*	(172,772)
(572)	Cooper Cos., Inc.	(189,143)
(641)	Intuitive Surgical, Inc.*	(170,089)
(1,829)	Medtronic PLC	(142,150)
(917)	STERIS PLC	(169,361)
(726)	Stryker Corp.	(177,500)
(726)	Teleflex, Inc.	(181,231)
(1,429)	Zimmer Biomet Holdings, Inc.	(182,198)
		(1,709,983)
	HEALTHCARE-SERVICES — (0.9)%
(3,277)	Catalent, Inc.*	(147,498)
(761)	IQVIA Holdings, Inc.*	(155,921)
		(303,419)
	HOME BUILDERS — (0.6)%
(4,004)	PulteGroup, Inc.	(182,302)
	HOUSEWARES — (0.5)%
(11,710)	Newell Brands, Inc.	(153,167)
	INSURANCE — (1.5)%
(1,256)	Allstate Corp.	(170,314)
(2,148)	MetLife, Inc.	(155,451)
(1,492)	Prudential Financial, Inc.	(148,394)
		(474,159)
	INTERNET — (0.9)%
(1,596)	Amazon.com, Inc.*	(134,064)
(545)	Netflix, Inc.*	(160,710)
		(294,774)
	LODGING — (0.6)%
(4,044)	Las Vegas Sands Corp.*	(194,395)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	MACHINERY-CONSTRUCTION & MINING — (0.5)%
(728)	Caterpillar, Inc.	$(174,400)
	MACHINERY-DIVERSIFIED — (1.1)%
(408)	Deere & Co.	(174,934)
(1,518)	Xylem, Inc.	(167,845)
		(342,779)
	MEDIA — (0.7)%
(1,484)	Walt Disney Co.*	(128,930)
(11,662)	Warner Bros Discovery, Inc.*	(110,556)
		(239,486)
	MINING — (0.6)%
(3,761)	Newmont Corp.	(177,519)
	MISCELLANEOUS MANUFACTURING — (2.1)%
(1,072)	Eaton Corp. PLC	(168,250)
(2,025)	General Electric Co.	(169,675)
(396)	Teledyne Technologies, Inc.*	(158,364)
(994)	Trane Technologies PLC	(167,082)
		(663,371)
	PACKAGING & CONTAINERS — (1.0)%
(13,835)	Amcor PLC	(164,775)
(3,201)	Ball Corp.	(163,699)
		(328,474)
	PHARMACEUTICALS — (2.1)%
(1,020)	AmerisourceBergen Corp.	(169,024)
(677)	Becton, Dickinson and Co.	(172,161)
(1,330)	Dexcom, Inc.*	(150,609)
(2,202)	Henry Schein, Inc.*	(175,874)
		(667,668)
	PIPELINES — (0.5)%
(8,694)	Kinder Morgan, Inc.	(157,187)
	REAL ESTATE — (0.5)%
(2,198)	CBRE Group, Inc. - Class A*	(169,158)
	REITS — (12.8)%
(1,082)	Alexandria Real Estate Equities, Inc. - REIT	(157,615)
(761)	American Tower Corp. - REIT	(161,225)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	REITS (Continued)
(898)	AvalonBay Communities, Inc. - REIT	$(145,045)
(2,186)	Boston Properties, Inc. - REIT	(147,730)
(1,370)	Camden Property Trust - REIT	(153,276)
(1,202)	Crown Castle, Inc. - REIT	(163,039)
(1,591)	Digital Realty Trust, Inc. - REIT	(159,530)
(282)	Equinix, Inc. - REIT	(184,718)
(2,495)	Equity Residential - REIT	(147,205)
(713)	Essex Property Trust, Inc. - REIT	(151,099)
(891)	Extra Space Storage, Inc. - REIT	(131,137)
(1,570)	Federal Realty Investment Trust - REIT	(158,633)
(6,694)	Healthpeak Properties, Inc. - REIT	(167,819)
(8,347)	Host Hotels & Resorts, Inc. - REIT	(133,969)
(5,015)	Invitation Homes, Inc. - REIT	(148,645)
(3,145)	Iron Mountain, Inc. - REIT	(156,778)
(7,383)	Kimco Realty Corp. - REIT	(156,372)
(1,001)	Mid-America Apartment Communities, Inc. - REIT	(157,147)
(1,435)	Prologis, Inc. - REIT	(161,804)
(2,530)	Realty Income Corp. - REIT	(160,478)
(2,560)	Regency Centers Corp. - REIT	(160,000)
(572)	SBA Communications Corp. - Class A - REIT	(160,337)
(3,960)	UDR, Inc. - REIT	(153,371)
(4,087)	Ventas, Inc. - REIT	(184,119)
(4,847)	VICI Properties, Inc. - REIT	(157,043)
(2,622)	Welltower, Inc. - REIT	(171,872)
		(4,090,006)
	RETAIL — (2.4)%
(838)	Advance Auto Parts, Inc.	(123,211)
(1,003)	Dollar Tree, Inc.*	(141,864)
(890)	Genuine Parts Co.	(154,424)
(2,239)	TJX Cos., Inc.	(178,224)
(1,117)	Walmart, Inc.	(158,380)
		(756,103)
	SOFTWARE — (2.3)%
(1,061)	Broadridge Financial Solutions, Inc.	(142,312)
(1,902)	Fidelity National Information Services, Inc.	(129,051)
(1,523)	Fiserv, Inc.*	(153,929)
(385)	Roper Technologies, Inc.	(166,355)
(1,332)	Take-Two Interactive Software, Inc.*	(138,701)
		(730,348)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS — (2.0)%
(4,939)	Corning, Inc.	$(157,752)
(5,167)	Juniper Networks, Inc.	(165,137)
(644)	Motorola Solutions, Inc.	(165,965)
(1,039)	T-Mobile US, Inc.*	(145,460)
		(634,314)
	TOYS/GAMES/HOBBIES — (0.5)%
(2,436)	Hasbro, Inc.	(148,620)
	TRANSPORTATION — (1.5)%
(1,649)	C.H. Robinson Worldwide, Inc.	(150,982)
(5,467)	CSX Corp.	(169,368)
(694)	Norfolk Southern Corp.	(171,016)
		(491,366)
	WATER — (0.5)%
(1,113)	American Water Works Co., Inc.	(169,643)
	TOTAL COMMON STOCKS
	(Proceeds $24,244,910)	(24,320,973)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $24,244,910)	$(24,320,973)

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]All or a portion of the security is segregated as collateral for securities sold short. As of December 31, 2022, the aggregate value of those securities was $33,600,699, representing 105.1% of net assets.
[2]The rate is the annualized seven-day yield at period end.